RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

NOTE 9 - RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right-to-use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain or failure to exercise such option would result in an economic penalty.

The Company has the following operating leases:

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Real estate leases for its manufacturing factory in the PRC (annual payment of approximately $371,000) that will expire on February 28, 2024 and various office parking facilities (annual payment of approximately $15,000) that will expire on April 30, 2024 and November 30, 2024, March 31, 2024.

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Office equipment lease (annual payment of approximately $4,400) that will expire on December 20, 2024, and various real estate leases for its office space in Hong Kong (annual payment of approximately $170,000) that will expire on December 31, 2023, June 15, 2024 and July 31, 2024, respectively.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

Upon adoption of ASU 2016-02, on January 1, 2019, the Company recognized lease liabilities of approximately $1.7 million, with corresponding right-of-use (“ROU”) assets of the same amount based on the present value of the future minimum rental payments of the lease, using an incremental borrowing rate of 4.75% to 5.63% based on the duration of the lease terms.

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2023	$552,162
2024	119,944
Total operating lease payments	672,106
Less: imputed interest	(21,824)
Present value of operating lease liabilities	$650,282

Operating lease expenses are allocated between the cost of revenues and selling, general, and administrative expenses. Total operating lease expenses were approximately $497,000, $408,000 and $323,000 for the years ended December 31, 2022, 2021 and 2020, respectively.